UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA (R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48482-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
April 30, 2010 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

            CORPORATE OBLIGATIONS (31.0%)

            COMMERCIAL SERVICES AND SUPPLIES (0.1%)
            ---------------------------------------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
$   2,000   Brambles USA, Inc. (a)                          3.95%         4/01/2015         $     2,027
                                                                                            -----------
            CONSUMER DISCRETIONARY (1.9%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
    1,000   AutoZone, Inc.                                  5.88         10/15/2012               1,081
                                                                                            -----------
            BROADCASTING (0.4%)
    1,000   Cox Communications, Inc.                        7.75         11/01/2010               1,032
    5,000   NBC Universal (a)                               3.65          4/30/2015               5,054
                                                                                            -----------
                                                                                                  6,086
                                                                                            -----------
            CABLE & SATELLITE (0.4%)
    5,157   Comcast Cable Communications, Inc.              6.75          1/30/2011               5,372
    1,000   Time Warner Cable, Inc.                         8.25          2/14/2014               1,181
                                                                                            -----------
                                                                                                  6,553
                                                                                            -----------
            DEPARTMENT STORES (0.3%)
    5,000   Macy's Retail Holdings, Inc.                    6.63          4/01/2011               5,237
                                                                                            -----------
            HOME IMPROVEMENT RETAIL (0.1%)
    2,000   Home Depot, Inc.                                5.20          3/01/2011               2,071
                                                                                            -----------
            HOUSEWARES & SPECIALTIES (0.3%)
    5,000   Fortune Brands, Inc.                            3.00          6/01/2012               5,051
                                                                                            -----------
            LEISURE PRODUCTS (0.2%)
    3,000   Mattel, Inc.                                    5.63          3/15/2013               3,234
                                                                                            -----------
            SPECIALTY STORES (0.1%)
    2,000   Staples, Inc.                                   7.75          4/01/2011               2,113
                                                                                            -----------
            Total Consumer Discretionary                                                         31,426
                                                                                            -----------
            CONSUMER STAPLES (1.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    3,000   Bunge Limited Finance Co.                       7.80         10/15/2012               3,345
    3,000   Cargill, Inc. (a)                               5.20          1/22/2013               3,199
                                                                                            -----------
                                                                                                  6,544
                                                                                            -----------
            BREWERS (0.2%)
    2,000   Anheuser-Busch Companies, Inc.                  3.00         10/15/2012               2,058
    2,000   Anheuser-Busch Companies, Inc. (a)              7.20          1/15/2014               2,304
                                                                                            -----------
                                                                                                  4,362
                                                                                            -----------
            DRUG RETAIL (0.1%)
    2,000   Walgreen Co.                                    4.88          8/01/2013               2,188
                                                                                            -----------
            PACKAGED FOODS & MEAT (0.3%)
    2,000   ConAgra Foods, Inc.                             5.88          4/15/2014               2,224
    1,000   Kraft Foods, Inc.                               5.25         10/01/2013               1,084

================================================================================

1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$   1,000   Kraft Foods, Inc.                               6.75%         2/19/2014         $     1,136
                                                                                            -----------
                                                                                                  4,444
                                                                                            -----------
            SOFT DRINKS (0.6%)
    1,000   Bottling Group, LLC                             6.95          3/15/2014               1,165
    2,000   Coca Cola Enterprises, Inc.                     3.75          3/01/2012               2,097
    1,000   Coca Cola Enterprises, Inc.                     7.38          3/03/2014               1,179
    3,000   Dr Pepper Snapple Group, Inc.                   1.70         12/21/2011               3,013
    2,000   PepsiAmericas, Inc.                             4.38          2/15/2014               2,135
                                                                                            -----------
                                                                                                  9,589
                                                                                            -----------
            Total Consumer Staples                                                               27,127
                                                                                            -----------
            ENERGY (3.5%)
            -------------
            INTEGRATED OIL & GAS (0.6%)
    4,000   Chevron Corp.                                   3.45          3/03/2012               4,187
    1,000   Hess Corp.                                      7.00          2/15/2014               1,150
    1,425   Louisiana Land and Exploration Co.              7.63          4/15/2013               1,608
    3,000   Marathon Oil Corp.                              6.50          2/15/2014               3,389
                                                                                            -----------
                                                                                                 10,334
                                                                                            -----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    1,000   Baker Hughes, Inc.                              6.50         11/15/2013               1,150
                                                                                            -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    3,000   Apache Corp.                                    5.25          4/15/2013               3,272
    3,000   Apache Finance Canada Corp.                     4.38          5/15/2015               3,198
    2,000   Devon Energy Corp.                              5.63          1/15/2014               2,207
    1,000   XTO Energy, Inc.                                5.00          8/01/2010               1,011
    1,000   XTO Energy, Inc.                                4.63          6/15/2013               1,075
                                                                                            -----------
                                                                                                 10,763
                                                                                            -----------
            OIL & GAS REFINING & MARKETING (0.1%)
    2,000   Valero Energy Corp.                             6.88          4/15/2012               2,173
                                                                                            -----------
            OIL & GAS STORAGE & TRANSPORTATION (2.1%)
    1,000   DCP Midstream, LLC (a)                          9.70         12/01/2013               1,219
    1,000   Duke Energy Field Services, LLC                 7.88          8/16/2010               1,020
    2,000   Enbridge Energy Partners, LP                    9.88          3/01/2019               2,652
    1,000   Energy Transfer Partners, LP                    6.00          7/01/2013               1,093
    1,000   Energy Transfer Partners, LP                    9.70          3/15/2019               1,294
    3,000   Enterprise Products Operating, LP               4.60          8/01/2012               3,169
    1,105   Enterprise Products Operating, LP               6.13          2/01/2013               1,205
    1,000   Enterprise Products Operating, LP               5.90          4/15/2013               1,090
    2,002   Kern River Funding Corp. (a)                    6.68          7/31/2016               2,159
    2,000   Kinder Morgan Energy Partners, LP               6.75          3/15/2011               2,093
    2,000   NGPL PipeCo, LLC                                6.51         12/15/2012               2,199
    5,000   Spectra Energy Capital, LLC                     5.90          9/15/2013               5,485
    2,000   Sunoco Logistics Partners Operations, LP        8.75          2/15/2014               2,333
    2,000   Valero Logistics                                6.88          7/15/2012               2,169
    5,000   Williams Companies, Inc. (a)                    6.38         10/01/2010               5,080
                                                                                            -----------
                                                                                                 34,260
                                                                                            -----------
            Total Energy                                                                         58,680
                                                                                            -----------
            FINANCIALS (10.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   State Street Corp.                              2.15          4/30/2012               2,042
                                                                                            -----------
            CONSUMER FINANCE (1.1%)
    2,000   American Express Credit Corp.                   5.88          5/02/2013               2,188
    1,000   American Honda Finance Corp. (a)                6.70         10/01/2013               1,118
    5,000   American Honda Finance Corp. (a)                3.50          3/16/2015               5,020
   10,000   GMAC LLC                                        2.20         12/19/2012              10,192
                                                                                            -----------
                                                                                                 18,518
                                                                                            -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

            DIVERSIFIED BANKS (0.4%)
$   1,000   First Tennessee Bank, N.A.                      4.63%         5/15/2013         $       974
    5,000   Wells Fargo & Co.                               3.63          4/15/2015               5,082
                                                                                            -----------
                                                                                                  6,056
                                                                                            -----------
            LIFE & HEALTH INSURANCE (2.5%)
    1,000   Blue Cross Blue Shield, Inc.                    8.25         11/15/2011               1,081
    2,000   Genworth Life Institutional Funding Trust (a)   5.88          5/03/2013               2,097
    2,000   Jackson National Life Global Funding (a)        5.38          5/08/2013               2,147
    3,000   MetLife Global Funding I (a)                    0.29 (b)      5/17/2010               3,000
    3,000   MetLife Global Funding I (a)                    0.70 (b)      7/13/2011               2,997
    2,000   MetLife Global Funding I (a)                    5.75          7/25/2011               2,094
    5,000   MetLife Global Funding I (a)                    2.88          9/17/2012               5,099
    1,000   MetLife Global Funding I (a)                    5.13          4/10/2013               1,077
    1,000   MetLife Global Funding I (a)                    5.13          6/10/2014               1,083
    5,000   New York Life Global Funding (a)                3.00          5/04/2015               4,987
    3,000   Pricoa Global Funding I (a)                     5.45          6/11/2014               3,239
    1,500   Principal Life Global Funding I                 6.25          2/15/2012               1,603
    4,000   Principal Life Income Fundings Trust            5.15          6/17/2011               4,132
    2,000   Principal Life Income Fundings Trust            5.15          9/30/2011               2,077
    2,000   Principal Life Income Fundings Trust            5.30         12/14/2012               2,161
    2,000   Prudential Financial, Inc.                      5.15          1/15/2013               2,130
                                                                                            -----------
                                                                                                 41,004
                                                                                            -----------
            MULTI-LINE INSURANCE (0.7%)
    2,000   AIG Sunamerica Global Financing (a)             6.30          5/10/2011               2,054
    3,000   Genworth Global Funding Trust                   5.20         10/08/2010               3,049
    2,000   Hartford Financial Services Group, Inc.         4.75          3/01/2014               2,072
    4,000   Hartford Life Global Funding Trust              0.40 (b)      1/17/2012               3,947
                                                                                            -----------
                                                                                                 11,122
                                                                                            -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    5,000   Citibank, N.A.                                  1.75         12/28/2012               5,037
    5,000   Citigroup Funding, Inc.                         1.88         10/22/2012               5,057
   10,000   Citigroup, Inc.                                 2.13          4/30/2012              10,206
    2,000   Citigroup, Inc.                                 5.30         10/17/2012               2,103
    5,000   JP Morgan Chase & Co.                           0.90 (b)      2/26/2013               5,018
      584   ZFS Finance USA Trust IV (a)                    5.88          5/09/2032                 560
                                                                                            -----------
                                                                                                 27,981
                                                                                            -----------
            PROPERTY & CASUALTY INSURANCE (0.5%)
    2,000   Allstate Life Global Funding Trust              5.38          4/30/2013               2,197
    5,000   Berkshire Hathaway Finance Corp.(c)             4.20         12/15/2010               5,111
    1,500   RLI Corp.                                       5.95          1/15/2014               1,543
                                                                                            -----------
                                                                                                  8,851
                                                                                            -----------
            REGIONAL BANKS (0.6%)
    2,000   BB&T Corp.                                      3.38          9/25/2013               2,063
    2,000   BB&T Corp.                                      3.95          4/29/2016               2,011
    2,000   Chittenden Corp.                                5.80          2/14/2017               1,989
    2,000   Cullen/Frost Bankers, Inc.                      5.75          2/15/2017               1,896
    2,000   Susquehanna Bancshares, Inc.                    2.07 (b)      5/01/2014               1,512
                                                                                            -----------
                                                                                                  9,471
                                                                                            -----------
            REITs - DIVERSIFIED (0.4%)
    3,000   Liberty Property, LP                            7.25          3/15/2011               3,126
    3,000   WEA Finance, LLC (a)                            5.40         10/01/2012               3,209
                                                                                            -----------
                                                                                                  6,335
                                                                                            -----------
            REITs - INDUSTRIAL (0.2%)
    2,000   AMB Property, LP                                6.30          6/01/2013               2,148
    2,000   ProLogis                                        2.25          4/01/2037               1,940
                                                                                            -----------
                                                                                                  4,088
                                                                                            -----------

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

            REITs - OFFICE (0.4%)
$   2,000   Boston Properties, LP                           6.25%         1/15/2013         $     2,177
    2,000   Duke Realty, LP                                 5.63          8/15/2011               2,068
    1,700   Mack-Cali Realty, LP                            7.75          2/15/2011               1,771
                                                                                            -----------
                                                                                                  6,016
                                                                                            -----------
            REITs - RESIDENTIAL (0.9%)
      878   AvalonBay Communities, Inc.                     6.63          9/15/2011                 935
    2,000   AvalonBay Communities, Inc.                     5.50          1/15/2012               2,109
    5,000   Camden Property Trust                           5.88         11/30/2012               5,370
    1,000   ERP Operating, LP                               6.63          3/15/2012               1,085
    2,000   ERP Operating, LP                               5.50         10/01/2012               2,152
    3,000   United Dominion Realty Trust                    5.25          1/15/2015               3,051
                                                                                            -----------
                                                                                                 14,702
                                                                                            -----------
            REITs - RETAIL (1.0%)
    2,000   Equity One, Inc.                                6.25         12/15/2014               2,096
    2,000   Federal Realty Investment Trust                 6.00          7/15/2012               2,139
    1,000   Kimco Realty Corp.                              6.00         11/30/2012               1,089
    1,000   Regency Centers, LP                             6.75          1/15/2012               1,053
    2,615   Simon Property Group, LP                        7.75          1/20/2011               2,698
    2,000   Simon Property Group, LP                        5.60          9/01/2011               2,074
    3,000   Simon Property Group, LP                        5.30          5/30/2013               3,219
    3,000   Weingarten Realty Investors                     5.26          5/15/2012               3,120
                                                                                            -----------
                                                                                                 17,488
                                                                                            -----------
            REITs - SPECIALIZED (0.3%)
    1,000   Health Care Property Investors, Inc.            5.95          9/15/2011               1,049
    1,000   Health Care Property Investors, Inc.            5.63          2/28/2013               1,048
    2,950   Nationwide Health Properties, Inc.              6.90         10/01/2037               3,033
                                                                                            -----------
                                                                                                  5,130
                                                                                            -----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    2,255   Sovereign Bank                                  2.11 (b)      4/01/2014               2,209
                                                                                            -----------
            Total Financials                                                                    181,013
                                                                                            -----------
            GOVERNMENT (0.6%)
            -----------------
            U.S. GOVERNMENT (0.6%)(d)
    5,000   US Central Federal Credit Union                 1.25         10/19/2011               5,031
    5,000   US Central Federal Credit Union                 1.90         10/19/2012               5,065
                                                                                            -----------
                                                                                                 10,096
                                                                                            -----------
            Total Government                                                                     10,096
                                                                                            -----------
            HEALTH CARE (1.6%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    2,000   Covidien International Finance S.A.             5.45         10/15/2012               2,184
                                                                                            -----------
            PHARMACEUTICALS (1.5%)
    2,000   Abbott Laboratories                             5.15         11/30/2012               2,190
    3,000   Eli Lilly & Co.                                 3.55          3/06/2012               3,133
    1,000   Merck & Co., Inc.                               1.88          6/30/2011               1,014
    5,000   Novartis Capital Corp.                          2.90          4/24/2015               5,035
    9,400   Pfizer, Inc.(c)                                 4.45          3/15/2012               9,959
    3,000   Roche Holdings, Inc. (a)                        4.50          3/01/2012               3,172
                                                                                            -----------
                                                                                                 24,503
                                                                                            -----------
            Total Health Care                                                                    26,687
                                                                                            -----------
            INDUSTRIALS (2.2%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
    2,011   BAE Systems Asset Trust (a)                     6.66          9/15/2013               2,117
    3,000   BAE Systems Holdings, Inc.                      6.40         12/15/2011               3,205

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$   2,000   General Dynamics Corp.                          1.80%         7/15/2011         $     2,017
                                                                                            -----------
                                                                                                  7,339
                                                                                            -----------
            AIR FREIGHT & LOGISTICS (0.4%)
    1,295   Federal Express Corp.                           7.50          1/15/2018               1,320
    2,000   FedEx Corp.                                     7.38          1/15/2014               2,312
    2,000   United Parcel Service                           3.88          4/01/2014               2,116
                                                                                            -----------
                                                                                                  5,748
                                                                                            -----------
            AIRLINES (0.4%)
      112   Airplanes Pass-Through Trust                    0.63 (b)      3/15/2019                 107
    2,085   American Airlines, Inc. Pass-Through Trust
               (INS)                                        3.86          7/09/2010               2,090
    2,000   Southwest Airlines Co.                          6.50          3/01/2012               2,133
    1,426   United Airlines, Inc. Pass-Through Trust        7.78          1/01/2014               1,472
                                                                                            -----------
                                                                                                  5,802
                                                                                            -----------
            BUILDING PRODUCTS (0.1%)
    2,000   CRH America, Inc.                               5.63          9/30/2011               2,100
                                                                                            -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    1,000   Caterpillar Financial Services Corp.            4.85         12/07/2012               1,079
    3,250   Caterpillar Financial Services Corp.            4.90          8/15/2013               3,533
    3,000   John Deere Capital Corp.                        5.25         10/01/2012               3,268
    3,000   Paccar, Inc.                                    6.88          2/15/2014               3,448
                                                                                            -----------
                                                                                                 11,328
                                                                                            -----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,000   Tyco International Finance                      8.50          1/15/2019               1,271
                                                                                            -----------
            RAILROADS (0.1%)
    2,000   Union Pacific Corp.                             5.13          2/15/2014               2,161
                                                                                            -----------
            Total Industrials                                                                    35,749
                                                                                            -----------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    1,000   Computer Sciences Corp.                         5.50          3/15/2013               1,080
                                                                                            -----------
            ELECTRONIC COMPONENTS (0.1%)
    2,000   Amphenol Corp.                                  4.75         11/15/2014               2,081
                                                                                            -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,000   Agilent Technologies, Inc.                      4.45          9/14/2012               2,108
                                                                                            -----------
            OFFICE ELECTRONICS (0.2%)
    2,996   Xerox Corp.                                     5.50          5/15/2012               3,197
                                                                                            -----------
            Total Information Technology                                                          8,466
                                                                                            -----------
            MATERIALS (1.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    1,290   Martin Marietta Materials, Inc.                 6.88          4/01/2011               1,341
                                                                                            -----------
            DIVERSIFIED CHEMICALS (0.4%)
    2,000   Chevron Phillips Chemical Co., LLC              7.00          3/15/2011               2,097
    2,000   Dow Chemical Co.                                4.85          8/15/2012               2,116
    1,000   E. I. du Pont de Nemours and Co.                5.00          1/15/2013               1,084
    1,000   E. I. du Pont de Nemours and Co.                5.00          7/15/2013               1,094
                                                                                            -----------
                                                                                                  6,391
                                                                                            -----------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                   6.13          9/15/2013               2,236
                                                                                            -----------
            INDUSTRIAL GASES (0.3%)
    6,000   Praxair, Inc.                                   2.13          6/14/2013               6,039
                                                                                            -----------

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

            STEEL (0.1%)
$   1,000   Arcelormittal USA, Inc.                         6.50%         4/15/2014         $     1,101
                                                                                            -----------
            Total Materials                                                                      17,108
                                                                                            -----------
            TELECOMMUNICATION SERVICES (1.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    2,000   AT&T, Inc.                                      4.85          2/15/2014               2,171
    5,852   Bellsouth Corp.(c)                              6.00         10/15/2011               6,253
    4,880   Qwest Corp.                                     8.88          3/15/2012               5,356
    5,000   Telecom Italia Capital                          5.25         11/15/2013               5,269
    1,000   Verizon Communications, Inc.                    5.25          4/15/2013               1,093
                                                                                            -----------
                                                                                                 20,142
                                                                                            -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    2,000   ALLTEL Corp.                                    7.00          7/01/2012               2,225
    5,000   Verizon Wireless Capital                        3.75          5/20/2011               5,147
    1,000   Verizon Wireless Capital                        7.38         11/15/2013               1,163
                                                                                            -----------
                                                                                                  8,535
                                                                                            -----------
            Total Telecommunication Services                                                     28,677
                                                                                            -----------
            UTILITIES (5.4%)
            ----------------
            ELECTRIC UTILITIES (3.9%)
    2,000   Allegheny Energy Supply Co., LLC                7.80          3/15/2011               2,100
    1,000   Appalachian Power Co.                           5.55          4/01/2011               1,040
      747   Aquila, Inc.                                    7.95          2/01/2011                 782
      923   Cedar Brakes II, LLC (a)                        9.88          9/01/2013                 942
    2,000   Cincinnati Gas & Electric Co.                   5.70          9/15/2012               2,172
    5,000   Columbus Southern Power                         0.66 (b)      3/16/2012               5,007
    2,000   Commonwealth Edison Co.                         6.15          3/15/2012               2,170
    1,367   Consumers Energy Co.                            4.00          5/15/2010               1,368
    2,145   Detroit Edison Co.                              6.13         10/01/2010               2,193
    2,000   Duke Energy Ohio, Inc.                          2.10          6/15/2013               2,011
      833   Entergy Gulf States, Inc.                       5.70          6/01/2015                 834
    3,000   Entergy Louisiana Holdings, Inc.                5.83         11/01/2010               3,004
    2,000   FPL Group Capital, Inc.                         5.63          9/01/2011               2,109
    3,000   FPL Group Capital, Inc.                         0.65 (b)     11/09/2012               2,998
    5,000   Georgia Power Co.                               0.58 (b)      3/15/2013               5,014
    2,000   ITC Holdings Corp. (a)                          5.25          7/15/2013               2,061
    4,825   Nevada Power Co.                                6.50          4/15/2012               5,237
    2,340   New York State Electric & Gas Corp.             5.50         11/15/2012               2,517
    1,000   Northeast Utilities                             5.65          6/01/2013               1,071
    2,000   Northern States Power Co.                       8.00          8/28/2012               2,293
      536   Oglethorpe Power Corp.                          6.97          6/30/2011                 538
    2,000   PacifiCorp                                      6.90         11/15/2011               2,172
    2,000   Pepco Holdings, Inc.                            4.00          5/15/2010               2,001
    7,000   Southern Co.                                    0.71 (b)     10/21/2011               7,036
    4,000   UtiliCorp Canada Finance Corp.                  7.75          6/15/2011               4,220
    2,000   West Penn Power Co.                             6.63          4/15/2012               2,168
                                                                                            -----------
                                                                                                 65,058
                                                                                            -----------
            GAS UTILITIES (0.3%)
    2,000   AGL Capital Corp.                               7.13          1/14/2011               2,082
    1,000   Consolidated Natural Gas Co.                    5.00          3/01/2014               1,068
    1,000   ONEOK Partners, LP                              5.90          4/01/2012               1,069
                                                                                            -----------
                                                                                                  4,219
                                                                                            -----------
            MULTI-UTILITIES (1.2%)
    3,605   Black Hills Corp.                               6.50          5/15/2013               3,901
    2,000   CenterPoint Energy Houston Electric, LLC        5.70          3/15/2013               2,204
    2,000   CenterPoint Energy Houston Electric, LLC        7.00          3/01/2014               2,281
    1,000   CenterPoint Energy, Inc.                        7.25          9/01/2010               1,018
    1,000   Dominion Resources, Inc.                        8.88          1/15/2019               1,288

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$   1,000   Energy East Corp.                               6.75%         6/15/2012         $     1,100
    2,000   Nisource Finance Corp.                          7.88         11/15/2010               2,071
    2,000   PSEG Power, LLC (a)                             2.50          4/15/2013               2,007
    1,000   Puget Sound Energy, Inc.                        6.75          1/15/2016               1,160
    2,252   TECO Finance, Inc.                              7.00          5/01/2012               2,459
                                                                                            -----------
                                                                                                 19,489
                                                                                            -----------
            Total Utilities                                                                      88,766
                                                                                            -----------
            Total Corporate Obligations (cost: $496,120)                                        515,822
                                                                                            -----------
            EURODOLLAR AND YANKEE OBLIGATIONS (5.0%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            BREWERS (0.6%)
   10,000   Miller Brewing Co. (a)                          5.50          8/15/2013              10,917
                                                                                            -----------
            ENERGY (1.3%)
            -------------
            INTEGRATED OIL & GAS (1.1%)
    5,000   BP Capital Markets plc                          1.55          8/11/2011               5,042
    5,000   BP Capital Markets plc(c)                       3.13          3/10/2012               5,179
    2,000   Husky Energy, Inc.                              5.90          6/15/2014               2,216
    1,240   PEMEX Finance Ltd.                              9.03          2/15/2011               1,273
    5,000   Shell International Finance                     1.88          3/25/2013               5,025
                                                                                            -----------
                                                                                                 18,735
                                                                                            -----------
            OIL & GAS DRILLING (0.0%)
      244   Delek & Avner-Yam Tethys Ltd. (a)               1.35 (b)      8/01/2013                 244
                                                                                            -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    2,000   Woodside Finance Ltd.                           8.13          3/01/2014               2,315
                                                                                            -----------
            Total Energy                                                                         21,294
                                                                                            -----------
            FINANCIALS (1.8%)
            -----------------
            DIVERSIFIED BANKS (1.1%)
    5,000   ANZ National International                      6.20          7/19/2013               5,517
    2,000   Barclays Bank plc (a)                           7.38                  -(e)            1,960
    5,000   Commonwealth Bank Australia (a)                 0.55 (b)     11/04/2011               5,001
    2,000   Den Norske Bank ASA (a)                         7.73                  -(e)            2,022
    1,000   HSBC Capital Funding, LP (a)                    9.55                  -(e)            1,012
    2,000   Standard Chartered PLC (a)                      3.85          4/27/2015               2,012
                                                                                            -----------
                                                                                                 17,524
                                                                                            -----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,500   UBS Preferred Funding Trust II                  7.25                  -(e)            1,456
                                                                                            -----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000   Credit Suisse Group, AG                         5.50          5/01/2014               2,193
                                                                                            -----------
            MULTI-LINE INSURANCE (0.1%)
    2,000   ING Capital Funding Trust III                   8.44                  -(e)            1,905
                                                                                            -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    2,000   ZFS Finance USA Trust I (a)                     6.15         12/15/2065               1,940
                                                                                            -----------
            REGIONAL BANKS (0.3%)
    5,000   Canadian Imperial Bank (a)                      2.00          2/04/2013               5,052
                                                                                            -----------
            Total Financials                                                                     30,070
                                                                                            -----------
            INDUSTRIALS (0.1%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.1%)
    2,000   Siemens Finance (a)                             5.50          2/16/2012               2,144
                                                                                            -----------

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

            MATERIALS (0.6%)
            ----------------
            DIVERSIFIED METALS & MINING (0.4%)
$   3,000   Glencore Funding, LLC (a)                       6.00%         4/15/2014         $     3,158
    3,030   Xstrata Finance Canada (a)                      5.50         11/16/2011               3,187
                                                                                            -----------
                                                                                                  6,345
                                                                                            -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    1,148   Agrium, Inc.                                    8.25          2/15/2011               1,211
                                                                                            -----------
            METAL & GLASS CONTAINERS (0.1%)
    2,000   Rexam PLC (a)                                   6.75          6/01/2013               2,196
                                                                                            -----------
            Total Materials                                                                       9,752
                                                                                            -----------
            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    9,000   British Telecommunications plc(c)               9.13         12/15/2010               9,436
                                                                                            -----------
            Total Eurodollar and Yankee Obligations (cost: $82,145)                              83,613
                                                                                            -----------
            ASSET-BACKED SECURITIES (19.9%)

            FINANCIALS (19.9%)
            ------------------
            ASSET-BACKED FINANCING (19.9%)
      163   Aerco Ltd. (a)                                  0.77 (b)      7/15/2025                 153
    4,000   AESOP Funding II, LLC (a)                       0.48 (b)      3/20/2012               3,937
    4,000   AESOP Funding II, LLC                           5.68          2/20/2013               4,245
    2,000   AESOP Funding II, LLC (a)                       9.31         10/20/2013               2,251
    5,000   AESOP Funding II, LLC                           4.64          5/20/2016               5,060
    2,000   American Express Credit Account Master Trust    0.53 (b)     12/15/2013               1,981
     2,500  American Express Credit Account Master Trust
               (a)                                          0.52 (b)      9/15/2014               2,450
      144   AmeriCredit Automobile Receivables Trust        2.00 (b)      1/12/2012                 144
    1,000   AmeriCredit Automobile Receivables Trust        2.21          1/15/2014               1,005
   10,000   AmeriCredit Automobile Receivables Trust        6.96         10/14/2014              10,655
    2,000   AmeriCredit Automobile Receivables Trust        3.72 (b)     11/17/2014               2,017
    1,726   AmeriCredit Automobile Receivables Trust        2.90         12/15/2014               1,742
    3,160   Aviation Capital Group Trust (INS)(a)           0.96 (b)      9/20/2033               2,214
    2,000   Banc of America Securities Auto Trust           5.51          2/19/2013               2,005
    4,000   Bank of America Auto Trust (a)                  5.73          1/20/2013               4,269
    5,000   Bank of America Auto Trust (a)                  3.52          6/15/2016               5,211
    2,500   Bank of America Auto Trust (a)                  3.03         10/15/2016               2,577
    4,000   Bank of America Credit Card Trust               4.72          5/15/2013               4,103
    3,000   Bank of America Credit Card Trust               0.54 (b)      6/15/2014               2,938
    2,500   Bank of America Securities Auto Trust (a)       2.13          9/15/2013               2,535
    5,000   Bank One Issuance Trust                         4.77          2/16/2016               5,263
    5,000   Bank One Issuance Trust                         1.05 (b)      2/15/2017               4,877
    2,000   Cabela's Credit Card Master Note Trust (a)      5.26         10/15/2014               2,093
    1,486   Capital One Auto Finance Trust                  0.28 (b)      5/15/2013               1,476
      750   Capital One Auto Finance Trust                  0.28 (b)      4/15/2014                 744
    3,637   Capital One Multi-Asset Execution Trust         6.00          8/15/2013               3,710
    3,000   Capital One Multi-Asset Execution Trust         3.20          4/15/2014               3,078
    2,020   Capital One Multi-Asset Execution Trust         0.55 (b)      6/16/2014               1,988
    6,000   Carmax Auto Owner Trust                         1.74          4/15/2014               6,040
      523   Caterpillar Financial Asset Trust               5.34          6/25/2012                 528
    1,567   Caterpillar Financial Asset Trust               4.94          4/25/2014               1,601
    2,506   CenterPoint Energy Transition Bond Co. III,
               LLC                                          4.19          2/01/2020               2,680
    4,906   Centre Point Funding, LLC (a)                   5.43          7/20/2015               4,946
    1,439   Chase Funding Mortgage Loan                     4.11          8/25/2030               1,417
    2,275   Chase Issuance Trust                            2.40          6/17/2013               2,314
    3,361   CIT Equipment Collateral                        2.20          6/15/2011               3,370
    5,000   CIT Equipment Collateral (a)                    2.41          5/15/2013               4,999

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$   2,000   CIT Equipment Collateral (a)                    3.88%         9/16/2013         $     2,000
    1,000   CIT Equipment Collateral                        3.07          8/15/2016               1,013
    5,000   Citi Financial Auto Issuance Trust (a)          2.59         10/15/2013               5,060
    5,000   Citi Financial Auto Issuance Trust (a)          3.15          8/15/2016               5,095
    1,300   Citibank Credit Card Issuance Trust             6.95          2/18/2014               1,394
    4,000   Citibank Credit Card Issuance Trust             4.40          6/20/2014               4,253
    8,000   Citibank Credit Card Issuance Trust             6.30          6/20/2014               8,541
    2,000   CNH Equipment Trust                             5.28         11/15/2012               2,070
   10,000   CPS Auto Receivables Trust (INS)                6.48          7/15/2013              10,303
   10,000   Credit Acceptance Auto Loan Trust (a)           3.96         11/15/2016              10,197
      739   E*Trade RV and Marine Trust                     3.62         10/08/2018                 743
    3,000   Fifth Third Auto Trust                          4.81          1/15/2013               3,106
    2,000   Ford Credit Auto Owner Trust                    2.00 (b)      4/15/2013               2,044
    3,000   Ford Credit Auto Owner Trust                    2.98          8/15/2014               3,090
    4,000   Ford Credit Auto Owner Trust                    2.42         11/15/2014               4,053
    2,216   GE Capital Commercial Mortgage Corp.            4.87          7/10/2039               2,244
    1,000   GE Capital Credit Card Master Note Trust        0.26 (b)      6/15/2013                 999
    2,005   GE Capital Credit Card Master Note Trust        0.55 (b)      6/15/2013               1,994
    3,000   GE Capital Credit Card Master Note Trust        2.54          9/15/2014               3,038
    1,000   GE Capital Credit Card Master Note Trust        0.29 (b)      3/15/2015                 984
    5,000   GE Capital Credit Card Master Note Trust (a)    5.39         11/15/2017               5,042
      528   GE Equipment Midticket, LLC                     0.28 (b)     10/15/2012                 528
    3,416   GE Equipment Midticket, LLC                     0.40 (b)      9/15/2017               3,351
    5,000   GE Equipment Midticket, LLC                     3.13         11/16/2020               5,108
    5,000   GE Equipment Small Ticket, LLC (a)              1.92          7/15/2016               5,027
    3,621   GMAC Commercial Mortgage Securities, Inc.       6.96          9/15/2035               3,677
    1,000   Hertz Vehicle Financing, LLC (a)                5.08         11/25/2011               1,013
    5,000   Hertz Vehicle Financing, LLC (a)                5.08         11/25/2011               5,065
    5,000   Hertz Vehicle Financing, LLC (a)                4.26          3/25/2014               5,174
    2,000   Honda Auto Receivables Owner Trust              5.57         11/21/2013               2,062
    3,000   Honda Auto Receivables Owner Trust              4.43          7/15/2015               3,169
    1,575   HSBC Automotive Trust                           5.33         11/17/2013               1,627
    2,066   Huntington Auto Trust (a)                       4.81          4/16/2012               2,107
    3,000   Huntington Auto Trust                           3.94          6/17/2013               3,074
    3,000   Huntington Auto Trust (a)                       5.73          1/15/2014               3,227
    4,000   Hyundai Auto Receivables Trust                  2.03          8/15/2013               4,056
    2,000   Hyundai Auto Receivables Trust                  5.48         11/17/2014               2,162
    5,000   John Deere Owner Trust                          1.57         10/15/2013               5,032
    3,107   John Deere Owner Trust                          5.07          4/15/2014               3,160
    5,000   John Deere Owner Trust                          3.96          5/16/2016               5,245
    1,730   Long Beach Acceptance Auto Receivables Trust    5.50          5/15/2013               1,749
    5,225   MBNA Master Credit Card Note Trust              0.66         10/15/2012               5,223
    2,000   MBNA Master Credit Card Note Trust              6.80          7/15/2014               2,148
    7,000   MMAF Equipment Finance, LLC (a)                 2.37         11/15/2013               7,014
    3,000   MMAF Equipment Finance, LLC (a)                 3.51          1/15/2030               3,013
    5,000   Nissan Auto Receivables Owner Trust             4.28          6/16/2014               5,204
    2,000   Nissan Auto Receivables Owner Trust             5.05         11/17/2014               2,132
    6,642   Prestige Auto Receivables Trust "A" (a)         5.67          4/15/2017               6,646
   10,500   Rental Car Finance Corp. (a)                    0.40          7/25/2013               9,720
    2,500   SLM Student Loan Trust                          0.62 (b)     12/15/2023               2,213
    6,278   SLM Student Loan Trust                          0.70 (b)      1/27/2025               5,235
    1,250   SLM Student Loan Trust                          0.52 (b)     10/27/2025               1,016
    1,817   SLM Student Loan Trust                          0.87 (b)     10/25/2038               1,582
   14,000   Toyota Auto Receivables Owner Trust(f) (g)      1.86          5/16/2016              13,998
      659   USXL Funding, LLC (INS)(a)                      5.38          4/15/2014                 659
    3,000   Volkswagen Auto Loan Enhanced Trust             6.24          7/20/2015               3,325
    1,871   Wachovia Auto Owner Trust                       4.81          9/20/2012               1,911
    1,294   Wachovia Auto Owner Trust                       5.49          4/22/2013               1,340
    2,000   Wachovia Auto Owner Trust                       5.35          3/20/2014               2,135
                                                                                            -----------
                                                                                                330,006
                                                                                            -----------
            Total Financials                                                                    330,006
                                                                                            -----------
            Total Asset-Backed Securities (cost: $319,135)                                      330,006
                                                                                            -----------

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

            COMMERCIAL MORTGAGE SECURITIES (24.3%)

            FINANCIALS (24.3%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (23.8%)
$   3,000   Banc of America Commercial Mortgage, Inc.       6.02%         3/10/2013         $     3,114
    1,064   Banc of America Commercial Mortgage, Inc.       6.33          5/11/2035               1,084
    2,000   Banc of America Commercial Mortgage, Inc.       4.65          9/11/2036               2,049
    6,190   Banc of America Commercial Mortgage, Inc.       4.05         11/10/2038               6,299
    6,025   Banc of America Commercial Mortgage, Inc.       4.56         11/10/2041               6,078
    1,000   Banc of America Commercial Mortgage, Inc.       4.94         11/10/2041               1,020
    5,000   Banc of America Commercial Mortgage, Inc.       4.50          7/10/2042               5,053
    5,100   Banc of America Commercial Mortgage, Inc.       5.05         11/10/2042               5,336
    3,346   Banc of America Commercial Mortgage, Inc.       4.16         12/10/2042               3,337
    2,960   Banc of America Commercial Mortgage, Inc.       4.51         12/10/2042               3,047
    3,396   Banc of America Commercial Mortgage, Inc.       4.50          7/10/2043               3,426
    1,000   Banc of America Commercial Mortgage, Inc.       4.62          7/10/2043               1,022
    5,449   Banc of America Commercial Mortgage, Inc.       4.78          7/10/2043               5,603
    1,225   Banc of America Commercial Mortgage, Inc.       5.09          7/10/2043               1,290
    1,913   Banc of America Commercial Mortgage, Inc.       4.76          7/10/2045               1,958
    3,000   Banc of America Commercial Mortgage, Inc.       5.17          7/10/2045               3,033
    5,000   Banc of America Commercial Mortgage, Inc.       5.12         10/10/2045               5,255
    2,000   Banc of America Commercial Mortgage, Inc.       5.52          7/10/2046               2,038
    1,500   Banc of America Commercial Mortgage, Inc.       5.17          9/10/2047               1,504
    3,935   Banc of America Commercial Mortgage, Inc.       5.18          9/10/2047               4,151
    6,300   Banc of America Commercial Mortgage, Inc.       5.32          9/10/2047               6,488
      874   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         5.04         12/11/2038                 889
    3,700   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         4.24          8/13/2039               3,593
    1,575   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         4.00          3/13/2040               1,596
    4,442   Bear Stearns Commercial Mortgage Securities,
               Inc.                                         4.95          2/11/2041               4,566
    3,000   Chase Commercial Mortgage Securities Corp.      7.73          1/15/2032               3,002
    3,089   Chase Commercial Mortgage Securities Corp.      7.32         10/15/2032               3,127
    5,000   Citigroup Commercial Mortgage Trust             5.25          4/15/2040               5,139
    2,050   Citigroup Commercial Mortgage Trust             4.38         10/15/2041               2,064
    1,750   Citigroup Commercial Mortgage Trust             5.38         10/15/2049               1,809
      550   Commercial Mortgage Asset Trust                 6.64          1/17/2032                 550
    1,000   Commercial Mortgage Asset Trust                 7.64         11/17/2032                 969
    1,183   Commercial Mortgage Asset Trust                 4.63          5/10/2043               1,180
    2,000   Commercial Mortgage Trust                       4.58         10/15/2037               2,011
    1,994   Commercial Mortgage Trust (a)                   5.65          3/03/2041               1,695
    3,000   Commercial Mortgage Trust                       5.12          6/10/2044               3,092
    5,100   Commercial Mortgage Trust                       5.27          7/15/2044               5,239
    3,000   Credit Suisse Commercial Mortgage Trust         6.02          6/15/2038               3,121
    2,383   Credit Suisse First Boston Mortgage Securities
               Corp.                                        6.51          2/15/2034               2,436
    4,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.11          7/15/2036               4,170
    1,000   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.92          4/15/2037                 628
    4,281   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.51          7/15/2037               4,307
    1,551   Credit Suisse First Boston Mortgage Securities
               Corp.                                        4.18         11/15/2037               1,557
      331   Credit Suisse First Boston Mortgage Securities
               Corp.                                        3.38          5/15/2038                 331
    1,320   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.10          8/15/2038               1,357
      310   Credit Suisse First Boston Mortgage Securities
               Corp.                                        3.88         10/15/2039                 310

================================================================================

                                                Portfolio of Investments  |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$   4,986   Credit Suisse First Boston Mortgage Securities
               Corp.                                        5.21%        12/15/2040         $     4,986
    1,552   Deutsche Mortgage & Asset Receiving Corp.       7.50          6/15/2031               1,639
    3,000   First Union National Bank Commercial Mortgage
               Trust                                        6.22         12/12/2033               3,148
      432   G-Force, LLC (a)                                4.39          8/22/2036                 411
      162   GE Commercial Mortgage Corp.                    4.17          7/10/2037                 163
    4,985   GE Commercial Mortgage Corp.                    4.86          7/10/2045               4,981
    3,675   GE Commercial Mortgage Corp.                    5.31         11/10/2045               3,661
    1,800   GE Commercial Mortgage Corp.                    5.33         11/10/2045               1,859
    3,279   GE Commercial Mortgage Corp.                    4.35          6/10/2048               3,339
    2,949   GMAC Commercial Mortgage Securities, Inc.       7.65          9/15/2033               2,869
    2,000   GMAC Commercial Mortgage Securities, Inc.       6.50          5/15/2035               2,018
    2,656   GMAC Commercial Mortgage Securities, Inc.       4.65          4/10/2040               2,712
    2,000   GMAC Commercial Mortgage Securities, Inc.       4.75          5/10/2043               1,910
    6,650   Greenwich Capital Commercial Funding Corp.      5.32          6/10/2036               7,063
    4,967   Greenwich Capital Commercial Funding Corp.      5.12          4/10/2037               5,037
    3,811   Greenwich Capital Commercial Funding Corp.      4.31          8/10/2042               3,864
    2,160   Greenwich Capital Commercial Funding Corp.      4.80          8/10/2042               2,206
    1,160   GS Mortgage Securities Corp. II (a)             6.04          8/15/2018               1,195
    1,000   GS Mortgage Securities Corp. II                 4.96          8/10/2038               1,030
    2,774   GS Mortgage Securities Corp. II (a)             4.48          7/10/2039               2,779
    4,100   GS Mortgage Securities Corp. II                 4.61          7/10/2039               4,119
    2,459   GS Mortgage Securities Corp. II                 4.30          1/10/2040               2,511
      895   J.P. Morgan Chase Commercial Mortgage
               Securities Corp                              4.85          8/15/2042                 896
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.20          8/12/2037               5,191
    4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.82          9/12/2037               4,043
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.70          7/15/2042               3,084
    4,200   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.87         10/15/2042               4,286
    2,130   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.28          1/12/2043               2,181
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.49          4/15/2043               2,118
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                          5.79          6/12/2043               6,300
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.81          6/12/2043               2,103
      960   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.20         12/15/2044                 995
    2,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.37         12/15/2044               2,854
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             6.06          4/15/2045               2,140
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.52          5/12/2045               3,161
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             5.37          5/15/2045               3,146
    4,260   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.63          3/15/2046               4,418
    1,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                             4.87          3/15/2046               1,760
    2,000   LB-UBS Commercial Mortgage Trust (a)            6.83          7/14/2016               2,044
      776   LB-UBS Commercial Mortgage Trust                4.56          9/15/2026                 788
    2,270   LB-UBS Commercial Mortgage Trust                4.56          9/15/2027               2,292
    2,070   LB-UBS Commercial Mortgage Trust                3.97          3/15/2029               2,114
    6,000   LB-UBS Commercial Mortgage Trust                5.29          6/15/2029               6,210
    3,000   LB-UBS Commercial Mortgage Trust                4.55          8/15/2029               3,031
    4,000   LB-UBS Commercial Mortgage Trust                4.58          8/15/2029               4,078
    3,905   LB-UBS Commercial Mortgage Trust                4.63         10/15/2029               3,972
    5,400   LB-UBS Commercial Mortgage Trust                4.51         12/15/2029               5,382

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$   2,288   LB-UBS Commercial Mortgage Trust                4.82%         4/15/2030         $     2,292
    2,000   LB-UBS Commercial Mortgage Trust                5.00          4/15/2030               2,071
    4,940   LB-UBS Commercial Mortgage Trust                4.65          7/15/2030               5,046
    5,830   LB-UBS Commercial Mortgage Trust                4.95          9/15/2030               6,042
    5,000   LB-UBS Commercial Mortgage Trust                5.10         11/15/2030               5,026
    3,000   LB-UBS Commercial Mortgage Trust                5.87          6/15/2032               3,062
    5,000   LB-UBS Commercial Mortgage Trust                4.69          7/15/2032               5,250
    3,718   LB-UBS Commercial Mortgage Trust                4.37          3/15/2036               3,799
    1,500   Merrill Lynch Mortgage Trust                    5.10 (b)      7/12/2038                 873
    4,456   Merrill Lynch Mortgage Trust                    4.17          8/12/2039               4,533
    1,776   Merrill Lynch Mortgage Trust                    4.35          2/12/2042               1,787
    1,271   Merrill Lynch Mortgage Trust                    4.81          9/12/2042               1,276
    2,841   Merrill Lynch Mortgage Trust                    4.56          6/12/2043               2,848
    3,000   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                               5.38          7/12/2046               3,135
    5,310   Morgan Stanley Capital I, Inc.                  4.90          6/15/2040               5,386
    2,620   Morgan Stanley Capital I, Inc.                  5.28         12/15/2043               2,668
    1,622   Morgan Stanley Capital I, Inc.                  4.73          6/12/2047               1,624
    2,847   Morgan Stanley Dean Witter Capital I, Inc.      7.49          2/23/2034               3,026
    2,683   Morgan Stanley Dean Witter Capital I, Inc.      6.51          4/15/2034               2,803
    6,650   Morgan Stanley Dean Witter Capital I, Inc.      5.98          1/15/2039               7,040
      871   Morgan Stanley Dean Witter Capital I, Inc. (a)  5.13          5/24/2043                 812
    2,000   Morgan Stanley Dean Witter Capital I, Inc.      4.54          7/15/2056               2,038
    2,000   Mortgage Capital Funding, Inc.                  7.15          6/18/2030               1,995
    2,000   PNC Mortgage Acceptance Corp.                   7.50         10/12/2033               2,012
    2,000   Prudential Securities Secured Financing Corp.   6.76          6/16/2031               2,025
      162   Salomon Brothers Mortgage Securities VII, Inc.  7.46          7/18/2033                 162
    1,894   Salomon Brothers Mortgage Securities VII, Inc.  4.47          3/18/2036               1,965
    2,000   SBA Trust (a)                                   5.45         11/15/2036               2,069
    2,794   Structured Asset Securities Corp.               7.15         10/12/2034               2,861
      203   Trizechahn Office Properties Trust (a)          6.09          5/15/2016                 206
    7,538   Wachovia Bank Commercial Mortgage Trust         5.00          7/15/2041               7,612
    2,554   Wachovia Bank Commercial Mortgage Trust         4.78          3/15/2042               2,558
    2,668   Wachovia Bank Commercial Mortgage Trust         4.66          4/15/2042               2,672
    5,080   Wachovia Bank Commercial Mortgage Trust         5.29          7/15/2042               5,115
    1,932   Wachovia Bank Commercial Mortgage Trust         5.68          5/15/2043               1,961
    2,000   Wachovia Bank Commercial Mortgage Trust         5.35         10/15/2044               2,072
    3,017   Wachovia Bank Commercial Mortgage Trust         5.42          1/15/2045               3,040
    5,000   Wachovia Bank Commercial Mortgage Trust         5.62          7/15/2045               5,145
    7,000   Wachovia Bank Commercial Mortgage Trust         5.50         10/15/2048               7,118
                                                                                            -----------
                                                                                                396,035
                                                                                            -----------
            ESCROWED BONDS (0.2%)
    1,050   GS Mortgage Securities Corp. II (a)             6.21          2/14/2016               1,084
    3,000   GS Mortgage Securities Corp. II (a)             6.77          5/03/2018               3,119
                                                                                            -----------
                                                                                                  4,203
                                                                                            -----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
    36,296  Credit Suisse First Boston Mortgage Securities
               Corp., acquired 2/26/2004 and 8/30/2004;
               cost $1,624(a),(h)                           1.13          1/15/2037                 329
     6,736  Credit Suisse First Boston Mortgage Securities
               Corp., acquired 6/17/2003 and 8/04/2005;
               cost $594(a),(h)                             1.89          5/15/2038                  15
    35,852  J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 8/05/2009; cost
               $466(a),(h)                                  0.70          1/12/2037                 366
    53,083  LB-UBS Commercial Mortgage Trust, acquired
               8/05/2009; cost $807(a),(h)                  1.23          3/15/2036                 535
   130,064  LB-UBS Commercial Mortgage Trust, acquired
               7/10/2009; cost $1,687(a),(h)                0.92         10/15/2036               1,417
    38,729  LB-UBS Commercial Mortgage Trust, acquired
               5/20/2003 and 12/14/2007; cost
               $1,225(a),(h)                                1.22          2/15/2037                 109

================================================================================

                                                Portfolio of Investments  |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$  49,559   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,175(a),(h)                0.99%         4/15/2038         $       598
   48,060   Morgan Stanley Capital I, Inc., acquired
               5/09/2008; cost $1,265(a),(h)                0.89          1/13/2041               1,048
                                                                                            -----------
                                                                                                  4,417
                                                                                            -----------
            Total Financials                                                                    404,655
                                                                                            -----------
            Total Commercial Mortgage Securities (cost: $398,525)                               404,655
                                                                                            -----------
            U.S. GOVERNMENT AGENCY ISSUES (14.2%)(d)
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
    2,000   Freddie Mac (+)                                 4.50          1/15/2029               2,099
                                                                                            -----------
            DEBENTURES (0.6%)
    5,000   Fannie Mae (+)(c)                               1.38          4/28/2011               5,040
    4,000   Fannie Mae (+)                                  1.88          4/20/2012               4,061
                                                                                            -----------
                                                                                                  9,101
                                                                                            -----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    3,952   Government National Mortgage Assn.              1.75 (b)      7/16/2010                  50
                                                                                            -----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (6.2%)
    7,709   Fannie Mae (+)                                  4.50          5/01/2023               8,032
    3,663   Fannie Mae (+)                                  4.50          2/01/2024               3,813
    2,985   Fannie Mae (+)                                  5.00         12/01/2021               3,163
    7,299   Fannie Mae (+)                                  5.00          6/01/2023               7,716
    3,871   Fannie Mae (+)                                  5.00          9/01/2023               4,092
   14,536   Fannie Mae (+)                                  5.00          2/01/2024              15,366
    3,998   Fannie Mae (+)                                  5.50         12/01/2020               4,302
    3,333   Fannie Mae (+)                                  5.50          2/01/2023               3,566
    9,019   Fannie Mae (+)                                  5.50          6/01/2023               9,650
    4,123   Fannie Mae (+)                                  5.50          9/01/2023               4,412
    8,136   Fannie Mae (+)                                  5.50          6/01/2024               8,705
    4,820   Fannie Mae (+)                                  6.00         10/01/2022               5,196
    3,277   Fannie Mae (+)                                  6.00          1/01/2023               3,532
    6,182   Fannie Mae (+)                                  6.00          1/01/2023               6,663
    3,781   Fannie Mae (+)                                  6.00          7/01/2023               4,072
    2,829   Freddie Mac (+)                                 3.63 (b)      4/01/2035               2,942
    2,649   Freddie Mac (+)                                 5.00          5/01/2020               2,825
    1,611   Freddie Mac (+)                                 5.00          9/01/2020               1,718
      835   Freddie Mac (+)                                 5.50         11/01/2018                 899
    2,584   Freddie Mac (+)                                 5.50          4/01/2021               2,774
                                                                                            -----------
                                                                                                103,438
                                                                                            -----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (7.3%)(i)
    2,000   Bank of America Corp. (INS)                     3.13          6/15/2012               2,080
    3,000   Citbank, N.A. (INS)                             1.63          3/30/2011               3,030
   10,000   Citibank N.A. (INS)                             1.25         11/15/2011              10,061
   20,000   Citigroup Funding, Inc. (INS)                   1.88         11/15/2012              20,241
   10,000   Citigroup Funding, Inc.                         2.00          3/30/2012              10,167
    3,000   Citigroup, Inc. (INS)                           0.28 (b)      5/07/2012               3,003
    3,000   Citigroup, Inc. (INS)                           1.38          5/05/2011               3,020
   13,000   General Electric Capital Corp. (INS)            2.13         12/21/2012              13,237
   17,000   General Electric Capital Corp.                  2.25          3/12/2012              17,393
   10,000   GMAC, Inc. (INS)                                1.75         10/30/2012              10,091
    1,000   MetLife, Inc., (INS)                            0.61 (b)      6/29/2012               1,007
    2,000   PNC Funding Corp. (INS)                         0.49 (b)      4/01/2012               2,008
    5,000   PNC Funding Corp. (INS)                         0.55 (b)      6/22/2011               5,019
    2,000   Sovereign Bank (INS)                            2.75          1/17/2012               2,063
    3,000   State Street Corp. (INS)                        1.85          3/15/2011               3,036

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

$  15,000   Western Corp. Federal Credit Union (INS)        1.75%        11/02/2012         $    15,120
                                                                                            -----------
                                                                                                120,576
                                                                                            -----------
            Total U.S. Government Agency Issues (cost: $229,180)                                235,264
                                                                                            -----------
            MUNICIPAL BONDS (4.8%)

            AIRPORT/PORT (0.7%)
      880   Cleveland (INS)                                 5.24          1/01/2017                 888
    2,745   College Park Georgia (INS)                      5.66          1/01/2012               2,845
    5,855   College Park Georgia (INS)                      5.73          1/01/2014               6,144
      500   Metropolitan Nashville Airport Auth. (INS)      2.25          7/01/2012                 502
      500   Metropolitan Nashville Airport Auth. (INS)      3.73          7/01/2014                 510
                                                                                            -----------
                                                                                                 10,889
                                                                                            -----------
            APPROPRIATED DEBT (0.2%)
    1,000   Pennsylvania Commonwealth Finance Auth.         3.38          6/01/2013               1,034
    2,000   Pennsylvania Commonwealth Finance Auth.         4.18          6/01/2015               2,096
      885   Reeves County (INS)                             5.75          3/01/2012                 884
                                                                                            -----------
                                                                                                  4,014
                                                                                            -----------
            BUILDINGS (0.2%)
    3,000   Rhode Island EDC                                3.78          5/15/2012               3,090
                                                                                            -----------
            COMMUNITY SERVICE (0.1%)
    1,500   American National Red Cross                     5.36         11/15/2011               1,535
                                                                                            -----------
            EDUCATION (0.1%)
    2,000   New York Institute of Technology                3.68          3/01/2012               2,008
                                                                                            -----------
            ELECTRIC UTILITIES (0.7%)
    2,000   Air Quality Dev. Auth.                          4.75          8/01/2029               2,118
    2,000   American Municipal Power, Inc.                  3.62          2/15/2013               2,062
    3,000   American Municipal Power, Inc.                  3.82          2/15/2014               3,091
    2,000   Maricopa County                                 5.50          5/01/2029               2,082
    1,605   Mississippi Dev. Bank (INS)                     5.24          7/01/2011               1,629
                                                                                            -----------
                                                                                                 10,982
                                                                                            -----------
            ELECTRIC/GAS UTILITIES (0.2%)
    1,750   Energy Northwest                                5.23          7/01/2011               1,837
      700   Pedernales Electric Cooperative, Inc. (INS)(a)  4.09         11/15/2012                 707
                                                                                            -----------
                                                                                                  2,544
                                                                                            -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.9%)
    5,000   California Statewide Communities Dev. Auth.     1.88          4/01/2011               4,960
    2,000   Gloucester County                               3.38 (b)     12/01/2029               2,022
    1,750   Miami Dade County                               2.00 (b)     12/01/2018               1,750
    5,000   Miami Dade County                               1.80          9/01/2027               4,999
    1,600   Yavapai County IDA                              4.00          6/01/2027               1,602
                                                                                            -----------
                                                                                                 15,333
                                                                                            -----------
            GENERAL OBLIGATION (0.9%)
   10,000   California                                      3.00          5/25/2010              10,010
    2,000   California                                      5.65          4/01/2039               2,131
    2,430   Chippewa Valley Schools (g)                     3.65          5/01/2015               2,464
                                                                                            -----------
                                                                                                 14,605
                                                                                            -----------

================================================================================

                                                Portfolio of Investments  |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------

            MISCELLANEOUS (0.3%)
$   5,000   California Statewide Communities Dev. Auth.     5.00%         6/15/2013         $     5,451
                                                                                            -----------
            NURSING/CCRC (0.1%)
    1,925   Waco Health Facilities Dev. Corp. (INS)         5.27          2/01/2016               2,012
                                                                                            -----------
            SALES TAX (0.3%)
    5,000   Louisiana                                       3.00 (b)      5/01/2043               5,060
                                                                                            -----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      710   City and County of San Francisco
               Redevelopment Financing Auth. (INS)          5.62          8/01/2016                 732
    1,000   New York State Housing Finance Agency           5.19          9/15/2011               1,062
                                                                                            -----------
                                                                                                  1,794
                                                                                            -----------
            Total Municipal Bonds (cost: $77,815)                                                79,317
                                                                                            -----------

            MONEY MARKET INSTRUMENTS (2.1%)

            VARIABLE-RATE DEMAND NOTES (1.1%)

            HEALTH CARE (0.0%)
            ------------------
            HEALTH CARE FACILITIES (0.0%)
      130   Albany IDA  (LOC - RBS Citizens, N.A.)          0.80          5/01/2035                 130
                                                                                            -----------
            MUNICIPAL BONDS (0.8%)
            ----------------------
            DIVERSIFIED CHEMICALS (0.2%)
    2,900   West Baton Rouge Parish                         0.85         12/01/2024               2,900
                                                                                            -----------
            HOSPITAL (0.6%)
   10,000   Johnson City Health and Educational Facilities
               Board  (LOC - Regions Bank)                  2.00          7/01/2033              10,000
                                                                                            -----------
            Total Municipal Bonds                                                                12,900
                                                                                            -----------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    6,000   Gulf Coast IDA                                  1.55          5/01/2039               6,000
                                                                                            -----------
            Total Variable-Rate Demand Notes                                                     19,030
                                                                                            -----------

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------

            MONEY MARKET FUNDS (1.0%)
16,147,194   State Street Institutional Liquid Reserve Fund,
               0.16%(j)                                                                          16,147
                                                                                            -----------
            Total Money Market Instruments (cost: $35,177)                                       35,177
                                                                                            -----------
            TOTAL INVESTMENTS (COST: $1,638,097)                                            $ 1,683,854
                                                                                            ===========

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

                                                         VALUATION HIERARCHY
($ IN 000s)                                              -------------------

                                             (LEVEL 1)
                                           QUOTED PRICES      (LEVEL 2)
                                             IN ACTIVE          OTHER          (LEVEL 3)
                                              MARKETS        SIGNIFICANT      SIGNIFICANT
                                           FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
                                              ASSETS           INPUTS           INPUTS              TOTAL
---------------------------------------------------------------------------------------------------------

  CORPORATE OBLIGATIONS                    $           -     $     515,822     $       -     $    515,822
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                          -            83,613             -           83,613
  ASSET-BACKED SECURITIES                              -           330,006             -          330,006
  COMMERCIAL MORTGAGE SECURITIES                       -           404,655             -          404,655
  U.S. GOVERNMENT AGENCY ISSUES                        -           235,264             -          235,264
  MUNICIPAL BONDS                                      -            79,317             -           79,317
MONEY MARKET INSTRUMENTS:
  VARIABLE-RATE DEMAND NOTES                           -            19,030             -           19,030
  MONEY MARKET FUNDS                               16,147                -             -           16,147
---------------------------------------------------------------------------------------------------------
Total                                      $       16,147    $   1,667,707     $       -     $  1,683,854
---------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

                                                 Asset-Backed Securities
------------------------------------------------------------------------

Balance as of July 31, 2009                                     $ 1,008

Net realized gain (loss)                                              -

Change in net unrealized appreciation/depreciation                  148

Net purchases (sales)                                             1,095

Transfers in and/or out of Level 3                               (2,251)
------------------------------------------------------------------------
Balance as of April 30, 2010                                    $     -
------------------------------------------------------------------------

================================================================================

                                                Portfolio of Investments  |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA
Short-Term Bond Fund (the Fund), which is classified as diversified under the
1940 Act.

The Fund has two classes of shares: Short-Term Bond Fund Shares and Short-Term
Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target
Funds) and not to the general public. The Target Funds are managed by USAA
Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager under valuation procedures approved by the Trust's Board of Trustees.
The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $50,460,000 and $4,703,000 respectively, resulting in net unrealized depreciation of $45,757,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,661,808,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset -backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage

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19  | USAA Short-Term Bond Fund

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loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar
-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S.
corporations and financial institutions. Yankee obligations are dollar-
denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated
maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC       Economic Development Corp.
IDA       Industrial Development Authority/Agency
REIT      Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty
         Ltd., Assured Guaranty Municipal Corp., Federal Deposit Insurance
         Corp., Financial Guaranty Insurance Co., MBIA Insurance Corp., or
         National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)    Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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                                         Notes to Portfolio of Investments |  20

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SPECIFIC NOTES

(a)   Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
      144A, and as such has been deemed liquid by the Managerunder liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b)   Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
      April 30, 2010.
(c)   At April 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d)   U.S. government agency issues - mortgage-backed securities issued by
      Government National Mortgage Association (GNMA) and certain other U.S.
      government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(e)   Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)   Security was fair valued at April 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(g)   At April 30, 2010, the aggregate market value of securities purchased on a when-issued basis was $16,462,000.
(h)   Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2010, was $4,417,000, which represented
      0.3% of the Fund's net assets.
(i)   Other U.S. government guaranteed securities - The FDIC Temporary
      Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.
(j)   Rate represents the money market fund annualized seven-day yield at
      April 30, 2010.

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21  | USAA Short-Term Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.